Employee Defined Contribution Plan (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY		Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY		Jun. 30, 2011 CNY		Jun. 30, 2013 Defined Benefit Asset And Liability in PGW [Member] USD ($)	Jun. 30, 2013 Defined Benefit Asset And Liability in PGW [Member] CNY	Jun. 30, 2012 Defined Benefit Asset And Liability in PGW [Member] CNY	Jun. 30, 2011 Defined Benefit Asset And Liability in PGW [Member] CNY
Present value of funded obligations	$ (56,623)	(347,518)	[1]	$ (61,590)	(378,004)	[1]	(346,209)	[1]	$ (56,623)	(347,518)	(378,004)	(370,099)
Fair value of plan assets	40,422	248,089	[1]	40,164	246,500	[1]	261,240	[1]	40,422	248,089	246,500	279,267
Total defined benefit asset / (liability)									$ (16,201)	(99,429)	(131,504)	(90,832)

[1]	Movements and expenses for the period ended June 30, 2011 are not significant as PGW operations are only included from the date of acquisition.